Post-Employment and Other Long-Term Employees Benefits - Changes in Benefit Obligation and Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Change in plan assets:
Plan assets at fair value at beginning of year	$ 654
Foreign currency translation	0	$ 0
Plan assets at fair value at end of year	646	654
Pension Benefits
Change in benefit obligation:
Benefit obligation at beginning of year	1,008	886
Service cost	32	28	$ 33
Interest cost	36	35	27
Employee contributions	6	5
Plan amendments	3	(1)
Benefits paid	(39)	(18)
Effect of settlement	(11)	(1)
Actuarial (gain) loss	(5)	39
Foreign currency translation	(38)	35
Benefit obligation at end of year	992	1,008	886
Change in plan assets:
Plan assets at fair value at beginning of year	654	567
Actual return on plan assets	18	38
Employer contributions	25	26
Employee contributions	6	5
Benefits paid	(25)	(4)
Effect of settlement	(11)	(1)
Foreign currency translation	(21)	23
Plan assets at fair value at end of year	646	654	567
Funded status	(346)	(354)
Net amount recognized in the balance sheet consisted of the following:
Other investments and other non-current assets	22	15
Other payables and accrued liabilities	(15)	(15)
Other non-current liabilities	0	0
Post-employment benefit obligations	(353)	(354)
Net amount recorded	(346)	(354)
Other Long-Term Benefits
Change in benefit obligation:
Benefit obligation at beginning of year	99	86
Service cost	23	17	17
Interest cost	3	3	1
Employee contributions	0	0
Plan amendments	0	0
Benefits paid	(12)	(9)
Effect of settlement	0	0
Actuarial (gain) loss	1	(2)
Foreign currency translation	(5)	4
Benefit obligation at end of year	109	99	86
Change in plan assets:
Plan assets at fair value at beginning of year	0	0
Plan assets at fair value at end of year	0	0	$ 0
Funded status	(109)	(99)
Net amount recognized in the balance sheet consisted of the following:
Other investments and other non-current assets	0	0
Other payables and accrued liabilities	(10)	(7)
Other non-current liabilities	(99)	(92)
Post-employment benefit obligations	0	0
Net amount recorded	$ (109)	$ (99)